Debt Instruments (Details) - USD ($) $ in Thousands	Feb. 15, 2017	Dec. 31, 2017
Debt Instruments
Amount due for settlement within 12 months		$ 10,938
Amount due for settlement after 12 months		339,332
Total debt instruments		350,270
Senior Notes due 2022
Debt Instruments
Principal amount	$ 350,000	350,000
Unamortised issuance costs		(10,668)
Accrued coupon interest		10,938
Issuance costs	$ 12,116
Amount due for settlement within 12 months		10,938
Amount due for settlement after 12 months		339,332
Total debt instruments		350,270
Fixed Interest Rate	9.375%
Redemption price of notes	109.375%
Redemption price of notes at change of control	101.00%
Fair value of notes payable		$ 378,000
Senior Notes due 2022 issued by Ferroglobe PLC
Debt Instruments
Principal amount	$ 150,000
Senior Notes due 2022 issued by Globe Specialty Metals, Inc
Debt Instruments
Principal amount	$ 200,000
Maximum | Senior Notes due 2022
Debt Instruments
Potential redemption of notes as a percentage of aggregate principal amount	35.00%
Grupo Villar Mir, S.A.U.
Debt Instruments
Ownership interest as a percentage	53.00%